Initial Public Offering (Details) $ in Millions	Feb. 19, 2019 USD ($) $ / item shares	Feb. 12, 2019 $ / item shares
Subsidiary, Sale of Stock [Line Items]
Description of Initial Public Offering unit		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Class A Common stock | Public warrants
Subsidiary, Sale of Stock [Line Items]
Description for public warrant right	Each whole Public Warrant will entitle the holder to purchase one Class A common stock at an exercise price of $11.50 per share, subject to adjustment
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		20,000,000
Units issue price per unit | $ / item		10.00
Initial Public Offering | Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of units issued		2,530,000
Over allotment option | Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,000,000
Units issue price per unit | $ / item	10.00
Additional gross proceeds | $	$ 30.0